UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund
The fund's portfolio
6/30/08 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (33.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Atlantic Asset Securitization Corp.	2.805	7/10/08	$75,000,000	$74,947,500
Atlantic Asset Securitization Corp.	2.608	7/17/08	75,000,000	74,913,333
Atlantis One Funding Corp.	2.840	9/12/08	75,000,000	74,571,125
Atlantis One Funding Corp.	2.820	9/11/08	50,000,000	49,720,000
Atlantis One Funding Corp.	2.820	9/10/08	50,000,000	49,723,889
Atlantis One Funding Corp.	2.781	9/15/08	50,000,000	49,708,667
Atlantis One Funding Corp.	2.769	7/1/08	25,000,000	25,000,000
Atlantis One Funding Corp.	2.556	7/3/08	55,124,000	55,116,191
Beagle Funding, LLC	3.026	11/13/08	97,000,000	95,916,025
Beagle Funding, LLC	2.877	9/30/08	50,000,000	49,639,792
Beagle Funding, LLC	2.771	8/21/08	67,000,000	66,738,979
Bryant Park Funding, LLC	2.830	9/15/08	34,852,000	34,645,250
Bryant Park Funding, LLC	2.819	9/9/08	75,887,000	75,473,837
Bryant Park Funding, LLC	2.706	7/18/08	83,581,000	83,474,434
Citibank Credit Card Issuance Trust Dakota Notes	2.901	9/16/08	46,000,000	45,716,640
Citibank Credit Card Issuance Trust Dakota Notes	2.871	9/10/08	38,000,000	37,786,408
Citibank Credit Card Issuance Trust Dakota Notes	2.862	8/14/08	65,000,000	64,773,583
Citibank Credit Card Issuance Trust Dakota Notes	2.734	8/15/08	50,000,000	49,830,000
Enterprise Funding Co., LLC	2.772	8/14/08	120,000,000	119,600,944
Enterprise Funding Co., LLC	2.771	8/11/08	75,000,000	74,765,104
Enterprise Funding Co., LLC	2.682	8/20/08	69,370,000	69,112,753
Gemini Securitization Corp., LLC	3.017	7/2/08	50,000,000	49,995,833
Gemini Securitization Corp., LLC	2.901	9/23/08	87,000,000	86,415,360
Gemini Securitization Corp., LLC	2.713	8/14/08	46,750,000	46,595,725
Gemini Securitization Corp., LLC	2.710	7/31/08	40,000,000	39,910,000
Gemini Securitization Corp., LLC	2.655	7/8/08	50,800,000	50,773,824
Gemini Securitization Corp., LLC	2.621	7/9/08	71,000,000	70,958,820
Gemini Securitization Corp., LLC	2.598	8/25/08	45,000,000	44,822,625
Gotham Funding Corp.	2.627	7/14/08	122,500,000	122,384,462
LMA Americas, LLC	3.016	8/28/08	61,000,000	60,705,167
LMA Americas, LLC	2.979	8/7/08	75,000,000	74,771,063
LMA Americas, LLC	2.856	7/15/08	50,000,000	49,944,583
Old Line Funding Corp.	2.680	8/1/08	33,581,000	33,503,792
Old Line Funding Corp.	2.663	7/16/08	38,800,000	38,757,158
Old Line Funding Corp.	2.572	7/25/08	62,521,000	62,414,297
Old Line Funding Corp.	2.541	7/21/08	34,610,000	34,561,354
Sheffield Receivables	2.856	8/29/08	15,580,000	15,507,484
Sheffield Receivables	2.748	7/9/08	45,400,000	45,372,457
Starbird Funding Corp.	3.175	7/7/08	73,000,000	72,961,675
Starbird Funding Corp.	3.166	7/23/08	61,000,000	60,882,948
Starbird Funding Corp.	3.097	7/28/08	72,000,000	71,834,220
Starbird Funding Corp.	3.024	9/29/08	71,000,000	70,467,500
Starbird Funding Corp.	3.023	9/10/08	53,000,000	52,686,417
Starbird Funding Corp.	2.941	8/4/08	50,000,000	49,862,111
Starbird Funding Corp.	2.860	8/29/08	49,000,000	48,771,932
Starbird Funding Corp.	2.711	7/31/08	43,500,000	43,402,125
Three Pillars Funding Corp.	2.870	9/15/08	23,500,000	23,358,608
Three Pillars Funding Corp.	2.806	7/21/08	114,070,000	113,892,558
Three Pillars Funding Corp.	2.806	7/18/08	50,000,000	49,933,889
Three Pillars Funding Corp.	2.637	8/20/08	58,000,000	57,788,944
Thunder Bay Funding, Inc.	2.633	7/21/08	20,000,000	19,970,889
Tulip Funding Corp.	2.665	7/24/08	50,000,000	49,915,347
Tulip Funding Corp.	2.606	7/7/08	50,000,000	49,978,333
Variable Funding Capital Co., LLC	2.870	7/14/08	40,000,000	39,958,833
Victory Receivables Corp.	3.102	7/2/08	65,000,000	64,994,403
Victory Receivables Corp.	3.052	7/1/08	41,000,000	41,000,000
Victory Receivables Corp.	2.877	7/24/08	75,000,000	74,862,479
Victory Receivables Corp.	2.709	9/4/08	75,000,000	74,635,729
Victory Receivables Corp.	2.706	7/11/08	50,000,000	49,962,500
Victory Receivables Corp.	2.697	8/28/08	48,000,000	47,792,747
Victory Receivables Corp.	2.656	7/7/08	50,000,000	49,977,917
Victory Receivables Corp.	2.606	7/8/08	22,000,000	21,988,878
Windmill Funding Corp.	2.608	7/15/08	60,000,000	59,939,333
Windmill Funding Corp.	2.567	7/2/08	80,000,000	79,994,311
Windmill Funding Corp.	2.557	7/1/08	34,900,000	34,900,000
Working Capital Management Co.	2.952	7/1/08	32,000,000	32,000,000
Working Capital Management Co.	2.855	7/10/08	50,000,000	49,964,375
Working Capital Management Co.	2.806	7/15/08	154,736,000	154,565,920
Working Capital Management Co.	2.637	7/11/08	50,000,000	49,963,472
Working Capital Management Co.	2.637	7/8/08	44,605,000	44,582,190

Total asset-backed commercial paper (cost $4,055,359,041)				$4,055,359,041

CORPORATE BONDS AND NOTES (26.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Allstate Life Global Funding II sr. notes FRN, Ser.
MTN (M)	3.058	3/20/13	$112,000,000	$112,000,000
American Honda Finance Corp. 144A FRN, Ser. MTN1	2.840	4/14/09	75,000,000	75,000,000
American Honda Finance Corp. 144A FRN, Ser. MTN	2.796	6/12/09	35,000,000	34,956,600
Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia) (M)	2.892	3/1/13	75,000,000	75,000,000
Banco Espanol de Credito S.A. 144A sr. unsub. unsec.
notes FRN (Spain)	2.734	8/11/08	40,000,000	40,000,000
Bank of America N.A. sr. notes FRN, Ser. BKNT	2.920	7/25/08	16,700,000	16,697,816
Bank of America N.A. sr. unsec. notes FRN, Ser. BKNT
(M)	3.208	4/3/14	40,000,000	40,000,000
Bank of America N.A. FRN, Ser. BKNT	2.716	8/11/08	50,000,000	50,000,000
Bank of Ireland 144A FRN, Ser. EXTC (Ireland)	2.666	9/12/08	45,000,000	45,000,000

Bank of Ireland sr. unsec. notes FRN, Ser. MTN
(Ireland)	2.819	12/19/08	55,000,000	54,933,525
Bank of Ireland unsec. notes FRN, Ser. XMTN (Ireland)	2.492	9/19/08	25,000,000	25,000,112
Bank of New York Co., Inc. (The) 144A sr. unsec. notes
FRN, Ser. XMTN	2.459	11/7/08	18,000,000	18,000,000
Bank of Nova Scotia 144A FRN, Ser. MTN (Canada) (M)	2.771	4/9/13	73,000,000	73,000,000
Bank of Scotland PLC 144A FRN, Ser. MTN* (United
Kingdom)	2.448	10/8/08	22,000,000	22,000,000
BNP Paribas 144A FRN (France)	2.719	8/19/08	29,000,000	29,000,000
BP Capital Markets PLC company guaranty unsec. notes
FRN (United Kingdom) (M)	2.791	12/10/12	50,000,000	50,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France)	2.706	9/9/08	45,000,000	45,000,000
Citigroup Funding, Inc. company guaranty FRN, Ser. D	2.685	8/13/08	60,300,000	60,300,000
Commonwealth Bank of Australia 144A FRN (Australia)	2.501	9/23/08	20,000,000	20,000,000
Commonwealth Bank of Australia 144A sr. unsub. unsec.
notes FRN (Australia) (M)	2.884	1/3/13	24,000,000	24,000,000
Credit Agricole S.A. 144A FRN (United Kingdom)	2.910	8/22/08	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (United Kingdom)	2.791	7/21/08	40,000,000	40,000,000
Danske Bank A/S 144A FRN (Denmark)	2.472	9/19/08	59,000,000	58,991,474
DnB NOR Bank ASA 144A FRN (Norway)	2.493	9/24/08	25,000,000	25,000,000
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	3.000	2/2/09	40,000,000	40,030,310
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	2.907	10/24/08	25,000,000	24,986,562
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	2.876	6/15/09	27,000,000	27,012,854
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	2.826	12/12/08	40,000,000	39,997,395
General Electric Capital Corp. sr. unsec. notes FRN,
Ser. A	2.482	10/24/08	18,000,000	17,995,865
General Electric Co. sr. unsec. notes FRN	2.717	12/9/08	36,000,000	36,001,461
HSBC Finance Corp. FRN, Ser. *	2.541	9/24/08	55,000,000	54,919,961
HSBC USA, Inc. sr. unsec. notes FRN, Ser. *	2.481	10/15/08	19,000,000	19,000,000
IBM International Group Capital, LLC 144A company
guaranty sr. notes FRN (International Business
Machines Corp. (Letter of credit (LOC))) (M)	2.869	6/26/14	73,690,000	73,690,000
ING Bank NV 144A FRN (Netherlands) (M)	3.059	3/26/14	77,000,000	77,000,000
ING Bank NV 144A FRN, Ser. MTN (Netherlands)	3.138	6/15/09	75,000,000	75,000,000
ING USA Global Funding Trust FRN, Ser. MTN (M)	3.143	6/19/13	74,650,000	74,650,000
JPMorgan Chase & Co. sr. notes FRN, Ser. MTN	2.448	9/11/08	20,000,000	20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTNA	2.808	8/27/08	27,000,000	27,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom)	2.632	9/5/08	44,500,000	44,500,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN	2.641	8/15/08	45,000,000	45,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser. C	2.611	8/14/08	9,000,000	9,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN, Ser.
MTN	2.621	8/22/08	25,000,000	25,000,000
Metropolitan Life Global Funding I 144A sr. notes FRN	3.085	4/13/09	75,000,000	75,000,000
Metropolitan Life Global Funding I 144A sr. unsub.
notes FRN (M)	2.960	1/9/13	111,000,000	111,000,000
Monumental Global Funding III 144A FRN	2.851	1/15/09	56,000,000	56,000,000
National Australia Bank, Ltd. 144A FRN (Australia) (M)	2.882	2/6/14	55,000,000	55,000,000
National Australia Bank, Ltd. 144A FRB (Australia)	2.448	9/5/08	29,000,000	29,000,000
Nordea Bank AB 144A dep. notes FRN (Sweden)	2.468	10/10/08	18,000,000	18,000,000
Nordea Bank AB 144A unsec. notes FRN (Sweden)	2.438	10/8/08	15,000,000	15,000,000
Pacific Life Global Funding 144A FRN	2.690	11/7/08	50,000,000	50,000,000
Pacific Life Global Funding 144A sr. unsec. notes FRN
(M)	2.984	2/9/13	80,000,000	80,000,000
Pricoa Global Funding I 144A FRN (M)	2.955	2/13/13	93,000,000	93,000,000
Pricoa Global Funding I 144A FRN	2.741	3/3/09	29,200,000	29,140,580
Principal Life Income Funding Trusts sr. unsub. notes
FRN, Ser. MTN (M)	2.829	3/19/10	49,000,000	49,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	2.871	5/15/14	86,000,000	86,000,000
Royal Bank of Canada notes, Ser. DPNT (Canada)	3.875	5/4/09	24,874,000	25,098,025
Svenska Handelsbanken AB 144A FRN (Sweden)	2.938	8/6/09	55,000,000	55,000,000
Svenska Handelsbanken AB 144A sr. unsec. notes FRN
(Sweden) (M)	3.200	5/23/14	71,000,000	71,000,000
Totta Ireland PLC 144A bank guaranty FRB (Portugal)	2.458	9/5/08	42,300,000	42,300,000
Toyota Motor Credit Corp. FRN, Ser. MTN	2.493	6/19/09	55,160,000	55,160,000
Toyota Motor Credit Corp. sr. unsec. notes FRN, Ser. B	2.430	6/26/09	77,400,000	77,400,000
Toyota Motor Credit Corp. sr. unsec. notes FRN, Ser. B	2.210	3/18/09	115,000,000	115,000,000
UniCredito Italiano 144A bank guaranty FRN (Ireland)	2.706	8/8/08	50,000,000	50,000,000
Wachovia Bank NA sr. unsec. notes FRN, Ser. BKNT	3.100	8/4/09	89,000,000	89,000,000
Wachovia Bank NA sr. unsec. notes FRN, Ser. BKNT	2.481	2/23/09	20,000,000	19,979,232
Wells Fargo Bank NA FRN, Ser. BKNT	2.633	5/28/09	74,660,000	74,660,000
Westpac Banking Corp. 144A FRN (Australia)	2.471	9/15/08	24,000,000	24,000,000
Westpac Banking Corp./NY 144A FRN	2.440	9/5/08	25,000,000	25,000,000

Total corporate bonds and notes (cost $3,254,401,772)				$3,254,401,772

COMMERCIAL PAPER (17.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of Ireland (Ireland)	2.749	8/15/08	$70,000,000	$69,761,125
Bank of Ireland (Ireland)	2.708	8/18/08	38,934,000	38,794,357
CBA (Delaware) Finance	2.769	7/3/08	70,500,000	70,489,229
Citigroup Funding, Inc.	3.201	8/25/08	40,000,000	39,807,500
Citigroup Funding, Inc.	2.972	9/25/08	75,000,000	74,471,458
Citigroup Funding, Inc.	2.822	8/15/08	75,000,000	74,737,500
Citigroup Funding, Inc.	2.800	8/21/08	73,930,000	73,638,839
Danske Corp.	2.527	7/15/08	21,000,000	20,979,420
Danske Corp. 144A FRN	2.756	12/15/08	40,000,000	40,000,000
DnB NOR Bank ASA (Norway)	3.021	12/29/08	21,000,000	20,687,473
DnB NOR Bank ASA (Norway)	3.001	10/27/08	75,000,000	74,273,562
Greenwich Capital Holdings	3.072	12/22/08	71,000,000	69,967,068

Greenwich Capital Holdings	3.066	10/17/08		54,000,000	53,510,760
Greenwich Capital Holdings	2.966	9/29/08		50,000,000	49,633,750
ICICI Bank, Ltd. (Bank Of America Corp. (LOC)) (India)	3.108	9/30/08		156,000,000	154,832,369
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (India)	3.097	8/4/08		138,000,000	137,602,483
ICICI Bank, Ltd. (Bank Of America Corp. (LOC)) (India)	3.062	9/24/08		40,344,000	40,058,230
ICICI Bank, Ltd. (Bank Of America Corp. (LOC)) (India)	2.900	10/1/08		25,000,000	24,817,278
International Lease Finance Corp.	3.053	7/8/08		40,000,000	39,976,278
NATC California, LLC (Suntrust Bank (LOC))	2.768	7/11/08		80,000,000	79,938,889
Royal Bank of Scotland Group PLC (United Kingdom)	2.913	10/20/08		70,000,000	69,380,558
Societe Generale	3.050	8/4/08		72,000,000	71,794,300
Societe Generale (France)	2.716	8/6/08		50,850,000	50,712,705
Swedbank AB (Sweden)	3.201	7/30/08		78,000,000	77,802,075
Swedbank AB (Sweden)	2.871	7/16/08		71,000,000	70,915,688
Swedbank Hypotek AB (Sweden)	2.713	7/10/08		90,000,000	89,939,250
UniCredito Italiano Bank Ireland PLC (Ireland)	3.122	7/17/08		25,000,000	24,965,556
UniCredito Italiano Bank Ireland PLC (Ireland)	3.013	8/7/08		72,000,000	71,778,740
UniCredito Italiano Bank Ireland PLC (Ireland)	2.727	9/26/08		75,000,000	74,512,438
Vehicle Services America (Bank of America Corp. (LOC))	2.867	9/9/08		75,000,000	74,584,375
Westpac Banking Corp.	2.798	10/8/08		85,000,000	84,354,850
Westpac Securities NZ, Ltd. 144A FRN (United Kingdom)	3.366	1/28/09		75,000,000	74,870,093

Total commercial paper (cost $2,083,588,196)					$2,083,588,196

CERTIFICATES OF DEPOSIT (14.2%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Abbey National Treasury Services PLC FRN	2.717	2/13/09		$74,000,000	$74,000,000
ABN Amro Bank N.V. (Netherlands)	2.840	9/5/08		75,000,000	75,018,823
Banco Santander SA (Spain)	3.060	10/22/08		75,000,000	75,002,318
Barclays Bank PLC/NY FRN	2.982	3/17/09		55,000,000	55,000,000
Barclays Bank PLC/NY FRN	2.881	2/23/09		76,000,000	76,000,000
Barclays Bank PLC/NY FRN	2.771	2/17/09		55,000,000	55,000,000
Barclays Bank PLC/NY	3.000	12/2/08		77,400,000	77,401,631
Calyon New York	2.800	11/17/08		74,400,000	74,400,000
Canadian Imperial Bank of Commerce/New York FRN	2.491	9/22/08		15,000,000	15,000,000
Deutsche Bank AG/New York NY FRN (M)	3.011	12/21/12		79,000,000	79,000,000
Dexia Credit Local/New York NY	2.950	7/18/08		38,000,000	38,000,178
Dexia Credit Local/New York NY FRN	2.433	9/29/08		35,100,000	35,079,602
National Australia Bank, Ltd. (Australia)	2.810	9/18/08		65,000,000	65,001,262
Natixis/New York NY	3.100	7/22/08		75,000,000	75,000,000
Nordea Bank Finland PLC/New York NY FRN	2.422	12/1/08		26,200,000	26,152,539
Nordea Bank Finland PLC/New York NY FRN	2.418	7/29/08		50,000,000	49,992,193
Royal Bank of Canada/New York NY	2.810	9/26/08		69,000,000	69,001,655
Royal Bank of Scotland PLC/New York NY	2.950	11/17/08		100,000,000	100,003,803
Societe Generale NA	2.840	9/30/08		75,000,000	75,000,000
Societe Generale/New York	2.710	8/12/08		72,000,000	72,000,834
Societe Generale (France)	3.100	12/22/08		72,000,000	72,000,000
Swedbank AB FRN	2.420	9/8/08		65,000,000	64,973,992
Unicredito Italiano London (United Kingdom)	3.010	12/10/08		80,000,000	80,003,546
UniCredito Italiano/New York NY	3.260	12/24/08		75,000,000	75,003,607
UniCredito Italiano/New York NY	3.010	10/21/08		57,000,000	57,001,747
UniCredito Italiano/New York NY	2.890	8/13/08		75,000,000	75,000,444
Wachovia Bank NA FRN	2.693	1/27/09		57,000,000	57,000,000

Total certificates of deposit (cost $1,742,038,174)					$1,742,038,174

TIME DEPOSITS (3.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of Tokyo-Mitsubishi UFJ, Ltd. (Cayman Islands)	3.750	7/1/08	KYD	75,000,000	$75,000,000
BNP Paribas/Cayman Islands (France)	2.750	7/1/08	KYD	100,000,000	100,000,000
Deutsche Bank AG/Grand Cayman (Germany)	2.800	7/1/08	KYD	73,000,000	73,000,000
Royal Bank of Canada/Cayman Island (Canada)	2.750	7/1/08	KYD	180,000,000	180,000,000

Total time deposits (cost $428,000,000)					$428,000,000

REPURCHASE AGREEMENTS (2.9%)(a)
				Principal amount	Value

Interest in $250,000,000 tri-party repurchase
agreement dated June 30, 2008 with Deutsche Bank
Securities, Inc., due July 1, 2008 -- maturity value
of $250,018,750 for an effective yield of 2.70%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 7.75% and due
dates ranging from July 7, 2008 to June 29, 2099,
valued at $262,500,001)				$250,000,000	$250,000,000
Interest in $100,000,000 tri-party repurchase
agreement dated June 30, 2008 with Merrill Lynch &
Co., Inc. due July 1, 2008 -- maturity value
of $100,007,583 for an effective yield of 2.73%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.75% to 11.75% and due
dates ranging from June 1, 2009 to August 17, 2040,
valued at $105,001,401)				100,000,000	100,000,000

Total repurchase agreements (cost $350,000,000)					$350,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae sr. unsec. notes FRN	2.747	7/28/09		$73,000,000	$72,977,716
Federal Home Loan Bank unsec. bonds FRB	2.377	3/13/09		95,000,000	95,000,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	2.505	5/13/09		66,000,000	66,000,000
Freddie Mac unsec. notes FRN	2.461	9/21/09		73,000,000	73,000,000

Total U.S. government agency obligations (cost $306,977,716)					$306,977,716

MUNICIPAL BONDS AND NOTES (1.0%)(a)

	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
Ser. A-1, Class 1 (M)	2.750	11/1/36	VMIG1	$8,285,000	$8,285,000
(Single Fam.), Ser. C-2, Class I (M)	2.750	11/1/35	VMIG1	5,320,000	5,320,000
(Single Fam.), Ser. A-1, Class I (M)	2.750	11/1/34	VMIG1	19,480,000	19,480,000
(Single Fam.), Ser. C-1, Class I (M)	2.750	11/1/32	VMIG1	19,975,000	19,975,000
(Single Fam. Mtge.), Ser. B-2 (M)	2.750	11/1/33	VMIG1	17,380,000	17,380,000
(Single Fam. Mtge.), Ser. C-1, Class I (M)	2.750	11/1/36	VMIG1	34,915,000	34,915,000
PA Hsg. Fin. Agcy. VRDN (Single Fam. Mtge.), Ser. 99D
(M)	2.650	4/1/38	VMIG1	19,835,000	19,835,000

Total municipal bonds and notes (cost $125,190,000)					$125,190,000

TOTAL INVESTMENTS

Total investments (cost $12,345,554,899) (b)					$12,345,554,899

Key to holding's currency abbreviations
KYD Cayman Islands Dollar
USD / $ United States Dollar

NOTES
(a) Percentages indicated are based on net assets of $12,273,373,322.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

United States	73.5%
Ireland	3.7
United Kingdom	3.2
Sweden	3.2
Canada	3.0
India	2.9
France	2.4
Australia	2.4
Netherlands	1.8
Norway	1.0
Spain	0.9
Cayman Islands	0.6
Germany	0.6
Denmark	0.5
Portugal	0.3

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Municipal Money Market Fund has not commenced investment operations as of June 30, 2008

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008